Supplementary statement of cash flows information	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Supplementary statement of cash flows information
7	Supplementary statement of cash flows information

	Nine months ended March 31,
	2020	2019
	$	$
Series B Preferred share common stock dividend (note 5)	6,071	75,477
Income taxes paid	—	—
Interest paid	—	—

9	Supplementary statement of cash flows information

	Year ended June 30, 2019	Year ended June 30, 2018
Series B Preferred Stock common stock dividend (note 5)	80,431	176,236
Non-cash issue costs (note 5)	52,899	148,087
Issue costs in accounts payable (note 5)	64,432	—
Reclassification of derivative liability to equity (note 4)	492,884	—
Conversion of Series B Preferred Stock to common stock (note 5)	1,447,576	—
Income taxes paid	—	—
Interest paid	—	—